Subsequent Events - Additional Information (Details) - USD ($)			12 Months Ended
	Mar. 05, 2024	Jan. 12, 2024	Dec. 31, 2023
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Interest paid			$ 2,452,000
Events After Reporting Period
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Interest paid		$ 2,264,000
Events After Reporting Period | Pastos Grandes [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Agrees to acquire newly issued shares	$ 70,000
Ownership interest in subsidiary	15.00%